|-------------------------------|
                         |              2000             |
                         |-------------------------------|
                         |                               |
                         |        SEMIANNUAL REPORT      |
                         |                               |
                         |   April 30, 2000 (Unaudited)  |
                         |                               |
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                         |                               |
                         |                               |
                         |    TD Waterhouse Dow 30 Fund  |
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                         |                               |
                         |                               |
                         |           [LOGO]              |
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                         -------------------------------


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                               TD WATERHOUSE TRUST
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


TRUSTEES                                                                        EXECUTIVE OFFICERS

George F. Staudter                        Carolyn B. Lewis                      George A. Rio*
Director of Koger Equity, Inc.            President of                          President, Treasurer
Independent Financial Consultant          The CBL Group                         and Chief Financial Officer

Richard W. Dalrymple                      Lawrence J. Toal                      Christopher J. Kelley*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of             Vice President and Secretary
                                          Dime Bancorp, Inc.
*Affiliated person of the Distributor



                      TD WATERHOUSE ASSET MANAGEMENT, INC.
                     BOARD OF DIRECTORS AND SENIOR OFFICERS


DIRECTORS

Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                     Richard H. Neiman
Chairman                                  Chairman, President and               Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer               General Counsel and Secretary


SENIOR OFFICERS
David A. Hartman                          B. Kevin Sterns                       Michele R. Teichner
Senior Vice President                     Executive Vice President              Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer   Compliance, Operations
                                                                                & Administration

                                SERVICE PROVIDERS

         INVESTMENT MANAGER                       TRANSFER AGENT                    INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.     National Investor Services Corp.             Ernst & Young LLP
           100 Wall Street                        55 Water Street                    787 Seventh Avenue
         New York, NY 10005                     New York, NY 10041                   New York, NY 10019

           ADMINISTRATOR &                           CUSTODIAN                          LEGAL COUNSEL
        SHAREHOLDER SERVICING                  The Bank of New York                Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.            100 Church Street                      Friedman, LLP
           100 Wall Street                      New York, NY 10286                  405 Lexington Avenue
         New York, NY 10005                                                          New York, NY 10174
     Customer Service Department                    DISTRIBUTOR
           1-800-934-4448                     Funds Distributor, Inc.           INDEPENDENT TRUSTEES COUNSEL
                                                  60 State Street                  Willkie Farr & Gallagher
                                                 Boston, MA 02109                   153 East 53rd Street
                                                                                     New York, NY 10022
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2

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--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to provide you with the semiannual report for the TD Waterhouse Dow 30 Fund (the "Fund") for the six month period ended April 30, 2000. Total net assets were approximately $180 million as of April 30, 2000. Despite significant volatility in the latter half of this six month period, the Dow Jones Industrial AverageSM ("DJIA"SM) ended nearly unchanged, starting at 10,730 on October 31, 1999 and finishing at 10,734 on April 30, 2000. The DJIA peaked at 11,722 in mid-January before hitting a low of 9,796 in early March. Since this bottom, the DJIA has rebounded but has experienced a substantial degree of instability, along with other major market indices. On a total return basis, which includes reinvested dividends, the six month return for the DJIA was +0.76%. Your Fund had a total return for the same period of +0.60%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future results and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently seeking to achieve the objective of the Fund and to provide our shareholders with an investment vehicle designed to closely emulate the performance of the DJIA.

                                [GRAPHIC OMITTED]

   In the printed version of the document, a line graph appears which depicts the following plot points:

                 3/30/98     4/30/98     5/31/98     6/30/98     7/31/98      8/31/98       9/30/98
Dow 30 Fund   $10,000.00  $10,328.48  $10,170.18  $10,245.24  $10,171.23   $ 8,652.88    $ 9,014.46
DIJA Index    $10,000.00  $10,324.82  $10,162.94  $10,234.98  $10,161.24   $ 8,646.34    $ 9,008.32

                10/31/98    11/30/98    12/31/98     1/31/99     2/28/99      3/31/99       4/30/99
Dow 30 Fund    $9,879.56  $10,507.42  $10,594.84  $10,803.44  $10,767.91  $ 11,336.26    $12,500.03
DIJA Index     $9,874.30  $10,503.96  $10,592.72  $10,802.14  $10,768.08  $ 11,338.80    $12,505.09

                 5/31/99     6/30/99     7/31/99     8/31/99     9/30/99     10/31/99      11/30/99
Dow 30 Fund   $12,255.08  $12,747.73  $12,384.68  $12,614.08  $12,052.36  $ 12,517.46    $12,709.43
DIJA Index    $12,267.22  $12,759.93  $12,399.21  $12,631.30  $12,072.40  $ 12,537.48    $12,734.36


                12/31/99     1/31/00     2/29/00      3/31/00       4/30/00
Dow 30 Fund   $13,438.66  $12,790.28  $11,857.76  $ 12,804.64    $12,587.58
DIJA Index    $13,474.72  $12,827.23  $11,897.54  $ 12,844.39    $12,630.85




           ----------------------------------------------------------
           | Dow 30 Fund Average Annual Total Return as of 4/30/00:  |
           |                     One Year: 0.76%                     |
           |            Since Inception (3/30/98): 11.72%            |
           ----------------------------------------------------------




Note:  Performance  data  quoted  represents  past  performance.   As  with  all
       investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends, but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The price performance of each of the DJIA stocks during the six months ended April 30, 2000 is shown in the chart on the following page. As can be seen in the chart, there was an unusually wide disparity in performance among the individual stocks. During the period, Home Depot executed a 3-for-2 stock split.

--------------------------------------------------------------------------------
                                                                              3

-------------------------------------------------------------------------------------------------------------------
Price                                                Price
Appreciation*  DJIA Component                        Appreciation*        DJIA Component
-------------------------------------------------------------------------------------------------------------------
82.3%          Hewlett-Packard Co.                   -2.6%                American Express Co.
-------------------------------------------------------------------------------------------------------------------
64.2%          The Walt Disney Co.                   -7.6%                McDonald's Corp.
-------------------------------------------------------------------------------------------------------------------
63.8%          Intel Corp.                           -9.0%                Minnesota Mining & Mfg Co.
-------------------------------------------------------------------------------------------------------------------
33.3%          General Motors Corp.                 -12.6%                Merck & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
16.0%          General Electric Co.                 -13.2%                Philip Morris Cos. Inc.
-------------------------------------------------------------------------------------------------------------------
13.5%          Int'l Business Machines Corp.        -13.8%                The Boeing Co.
-------------------------------------------------------------------------------------------------------------------
11.4%          Home Depot Inc.                      -14.0%                SBC Communications Inc.
-------------------------------------------------------------------------------------------------------------------
9.8%           Citigroup Inc.                       -18.9%                Eastman Kodak Co.
-------------------------------------------------------------------------------------------------------------------
6.8%           Alcoa Inc.                           -20.2%                The Coca-Cola Company
-------------------------------------------------------------------------------------------------------------------
4.9%           Exxon Mobil Corp.                    -21.2%                Johnson & Johnson
-------------------------------------------------------------------------------------------------------------------
2.8%           United Technologies Corp.            -24.6%                Microsoft Corp.
-------------------------------------------------------------------------------------------------------------------
-0.1%          AT&T Corp.                           -26.4%                E.I. du Pont de Nemours and Co.
-------------------------------------------------------------------------------------------------------------------
-1.6%          Honeywell International              -28.6%                Caterpillar Inc.
-------------------------------------------------------------------------------------------------------------------
-1.9%          J.P. Morgan & Co., Inc.              -30.2%                International Paper Co.
-------------------------------------------------------------------------------------------------------------------
-2.3%          Wal-Mart Stores, Inc.                -43.1%                The Proctor & Gamble Co.
-------------------------------------------------------------------------------------------------------------------

(C) 2000 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent six month period. Performance quoted represents past performance and is not a guarantee of future results.

The U.S. stock market's performance over the Fund's most recent semiannual period was marked by strong volatility. Investor sentiment was influenced by the debate on "New Economy" versus "Old Economy" stocks as well as a renewed focus on stock valuations relative to companies' earnings. Another critical factor influencing the market was continued worry about rising interest rates resulting from the Federal Reserve Open Market Committee's ("Federal Reserve") attempt to prevent the rise of inflation from an overheating domestic economy. While the U.S. economy expanded at a strong pace over the last two calendar quarters, growing at annualized rates of 7.3% and 5.4% respectively, the continuation of this exceptionally strong growth may be doubtful in the face of continued interest rate hikes. The impact of the Federal Reserve's interest rate increases on corporate earnings, stock prices, economic growth and inflation are uncertain at this point in time.

Looking forward to the next twelve months, the market's direction will likely be primarily affected by interest rates, inflationary trends, corporate profits, and money investment flows. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-457-6516 or your local branch office for more information.

Sincerely,

/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.
June 8, 2000

An investment in the Fund is neither FDIC-insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.
-------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------




                         --------------------------------
                                TABLE OF CONTENTS
                         --------------------------------




                  Schedule of Investments                          6


                  Statement of Assets and Liabilities              7


                  Statement of Operations                          8


                  Statement of Changes in Net Assets               9


                  Financial Highlights                             10


                  Notes to Financial Statements                    11






















--------------------------------------------------------------------------------
                                                                               5

                            TD WATERHOUSE DOW 30 FUND


                             SCHEDULE OF INVESTMENTS
                                 April 30, 2000
                                   (Unaudited)


                                                      NUMBER OF
                                                        SHARES          VALUE
--------------------------------------------------------------------------------

     COMMON STOCKS
     Alcoa Inc.                                        82,877     $  5,376,645
     American Express Co.                              82,877       12,436,730
     AT&T Corp.                                        82,877        3,869,320
     The Boeing Co.                                    82,877        3,289,181
     Caterpillar Inc.                                  82,877        3,268,462
     Citigroup Inc.                                    82,877        4,926,002
     The Coca-Cola Company                             82,877        3,900,399
     E.I. du Pont de Nemours and Co.                   82,877        3,931,478
     Eastman Kodak Co.                                 82,877        4,635,932
     Exxon Mobil Corp.                                 82,877        6,438,507
     General Electric Co.                              82,877       13,032,408
     General Motors Corp.                              82,877        7,759,359
     Hewlett-Packard Co.                               82,877       11,188,395
     Home Depot Inc.                                   82,877        4,646,292
     Honeywell International                           82,877        4,641,112
     Intel Corp.                                       82,877       10,509,839
     International Business Machines Corp.             82,877        9,251,145
     International Paper Co.                           82,877        3,045,730
     J.P. Morgan & Co., Inc.                           82,877       10,639,335
     Johnson & Johnson                                 82,877        6,837,352
     McDonald's Corp.                                  82,877        3,159,686
     Merck & Co., Inc.                                 82,877        5,759,952
     Microsoft Corp.(A)                                82,877        5,780,671
     Minnesota Mining & Manufacturing Co.              82,877        7,168,861
     Philip Morris Cos. Inc.                           82,877        1,812,934
     The Proctor & Gamble Co.                          82,877        4,941,541
     SBC Communications Inc.                           82,877        3,631,049
     United Technologies Corp.                         82,877        5,153,913
     Wal-Mart Stores, Inc.                             82,877        4,589,314
     The Walt Disney Co.                               82,877        3,589,610
                                                                   -----------

     TOTAL COMMON STOCKS (cost $165,277,189)--99.5%                179,211,153
                                                                   -----------

     OTHER (cost $1,323,971)--0.8%
     DiamondsSM Trust, Series 1                        12,558        1,349,200
                                                                   -----------

     TOTAL INVESTMENTS (cost $166,601,160)--100.3%                 180,560,353

     OTHER ASSETS AND LIABILITIES, NET--(0.3%)                        (453,135)
                                                                   -----------

     NET ASSETS--100.0%                                           $180,107,218
                                                                  ============


     (A)  Non-income producing security







             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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6

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
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                            TD WATERHOUSE DOW 30 FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (Unaudited)


ASSETS
    Investments in securities, at value (cost $166,601,160)                       $180,560,353
    Dividends receivable                                                               113,731
    Receivable for capital shares sold                                                 187,180
    Receivable for investment securities sold                                          632,577
    Receivable from Investment Manager & affiliates (Note 3)                            29,936
    Other assets                                                                         2,058
                                                                                 -------------
             TOTAL ASSETS                                                          181,525,835

LIABILITIES
    Bank overdraft                                                                   1,052,331
    Payable for investment securities purchased                                          1,842
    Payable for capital shares redeemed                                                322,274
    Other accrued expenses                                                              42,170
                                                                                 -------------
             TOTAL LIABILITIES                                                       1,418,617
                                                                                 -------------

NET ASSETS                                                                        $180,107,218
                                                                                 =============
    Net assets consist of:
    Paid-in capital                                                               $163,270,202
    Undistributed net investment income                                                    322
    Accumulated net realized gains from security transactions                        2,877,501
    Net unrealized appreciation on investments                                      13,959,193
                                                                                 -------------
    Net assets, at value                                                          $180,107,218
                                                                                 =============


    Shares of beneficial interest outstanding                                       16,784,519
                                                                                 =============


    Net asset value, redemption price and offering price per share (Note 2)       $      10.73
                                                                                 =============










             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                                  7
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

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                                   TD WATERHOUSE DOW 30 FUND


                                    STATEMENT OF OPERATIONS
                            For the Six Months Ended April 30, 2000
                                          (Unaudited)



INVESTMENT INCOME
    Dividend income                                                               $  1,305,340
    Interest income                                                                      4,026
                                                                                  ------------

    TOTAL INVESTMENT INCOME                                                          1,309,366
                                                                                  ------------

EXPENSES
    Shareholder servicing fees (Note 3)                                                226,376
    Investment management fees (Note 3)                                                181,100
    Transfer agent fees (Note 3)                                                        45,276
    Shareholder reports and mailing                                                     71,077
    Custody fees (Note 2)                                                               39,113
    Registration fees                                                                   35,193
    Trustees' fees and expenses                                                         14,667
    Professional fees                                                                   12,808
    Other expenses                                                                      12,352
                                                                                  ------------
    TOTAL EXPENSES                                                                     637,962

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                                       (411,589)
                                                                                  ------------
    NET EXPENSES                                                                       226,373
                                                                                  ------------

    NET INVESTMENT INCOME                                                            1,082,993
                                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                                    3,460,090
    Net change in unrealized appreciation/depreciation on investments               (3,185,406)
                                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                       274,684
                                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $  1,357,677
                                                                                  ============











             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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8
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
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                                                      TD WATERHOUSE DOW 30 FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS



                                                                           Six Months
                                                                              Ended                       Year
                                                                            April 30,                     Ended
                                                                              2000                     October 31,
                                                                           (Unaudited)                    1999
OPERATIONS:
   Net investment income                                               $    1,082,993               $    1,622,456
   Net realized gains from security transactions                            3,460,090                    2,545,555
   Net change in unrealized appreciation/depreciation on investments       (3,185,406)                  17,310,316
                                                                       --------------                -------------
Net increase in net assets from operations                                  1,357,677                   21,478,327
                                                                       --------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (1,082,671)                  (1,622,456)
   From net realized gains on security transactions                        (3,057,262)                          --
   In excess of net investment income                                              --                       (2,724)
                                                                       --------------                -------------
Total distributions to shareholders                                        (4,139,933)                  (1,625,180)
                                                                       --------------                -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               69,667,666                  155,677,326
   Shares issued in reinvestment of dividends                               4,139,933                    1,625,180
   Payments for shares redeemed                                           (66,229,570)                 (64,055,262)
                                                                       --------------                -------------
Net increase in net assets from capital share transactions                  7,578,029                   93,247,244
                                                                       --------------                -------------

TOTAL INCREASE IN NET ASSETS                                                4,795,773                  113,100,391

NET ASSETS:
   Beginning of period                                                    175,311,445                   62,211,054
                                                                       --------------                -------------
   End of period                                                         $180,107,218                 $175,311,445
                                                                       ==============                =============

Undistributed net investment income                                 $             322            $              --
                                                                       ==============                =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                              6,431,732                   15,233,177
   Shares issued for dividends reinvested                                     382,177                      159,759
   Shares redeemed                                                         (6,370,240)                  (6,294,226)
                                                                       --------------                -------------
   Net increase in shares outstanding                                         443,669                    9,098,710
                                                                       ==============                =============










                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                                   9
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
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                                                      TD WATERHOUSE DOW 30 FUND

                                                        FINANCIAL HIGHLIGHTS

Contained  below  is  per  share  operating  performance  data  for a  share  of beneficial interest outstanding,  total investment return, ratios to average net assets and other  supplemental data for each period indicated.  This information has been derived from the Fund's financial statements.

                                                                  Six Months
                                                                     Ended                 Year                 Period
                                                                   April 30,               Ended                 Ended
                                                                     2000               October 31,           October 31,
                                                                  (Unaudited)              1999                  1998*

       PER SHARE OPERATING PERFORMANCE
         Net asset value, beginning of period                  $        10.73         $          8.59       $         8.78
                                                               --------------        -----------------      --------------

       INVESTMENT OPERATIONS
         Net investment income                                           0.06                    0.14                 0.08
         Net realized and unrealized gains (losses)
           on investments                                                0.19                    2.14                (0.19)
                                                               --------------        -----------------      --------------

       TOTAL FROM INVESTMENT OPERATIONS                                  0.25                    2.28                (0.11)
                                                               --------------        -----------------      --------------

       DISTRIBUTIONS TO SHAREHOLDERS
         Distributions from net investment income                       (0.06)                  (0.14)               (0.08)
         Distributions from capital gains                               (0.19)                     --                   --
                                                               --------------        -----------------      --------------

         TOTAL DISTRIBUTIONS                                            (0.25)                  (0.14)               (0.08)

       Net asset value, end of period                          $        10.73          $        10.73        $        8.59
                                                               ==============        =================      ==============

       RATIOS
         Ratio of net expenses to average net assets                 0.25%(A)                    0.25%             0.25%(A)
         Ratio of net investment income to
           average net assets                                        1.20%(A)                    1.37%             1.48%(A)
         Decrease reflected in above expense ratio
           due to waivers/reimbursements by the
           Investment Manager and its affiliates (Note 3)            0.46%(A)                    0.43%             0.55%(A)

       SUPPLEMENTAL DATA
         Portfolio turnover rate                                       26%(A)                      47%                8%(A)

         Total investment return                                     0.60%(B)                26.72%(B)           (1.19%)(B)

         Net assets, end of period                             $  180,107,218          $   175,311,445       $  62,211,054
                                                              ===============        =================      ==============

         Average net assets                                    $  181,954,112          $   118,399,466       $  28,460,853
                                                              ===============        =================      ==============


* The Fund commenced operations on March 31, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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10
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--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company
Act of 1940, as amended (the "Act"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek to track the total return of the Dow Jones
Industrial Average before Fund expenses.  The Fund commenced operations on March
31, 1998 and became part of the Trust on November 5, 1999. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment
Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations.

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                                                                              11
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                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          OF THE INVESTMENT MANAGER

Under the terms of an Investment  Management  Agreement with TD Waterhouse Asset
Management,  Inc. (the "Investment Manager"), a majority-owned subsidiary of The
Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment
Manager currently anticipates that it will limit the Fund's overall expense ratio to no more than 0.25% on an annual basis; however, effective January 1, 2000 the investment manager may limit expenses on an annual basis to no more than 0.45%. All expense limitations are voluntary. For the six months ended
April 30, 2000, the Investment Manager voluntarily waived $164,636 of its investment management fee.

TD Waterhouse Investor Securities,  Inc. ("TD Waterhouse"),  an affiliate of the
Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD
Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund.
The  shareholder  service plan adopted by the Fund provides that the Fund pay TD
Waterhouse, a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the six months ended April 30, 2000, TD Waterhouse voluntarily waived $205,795 of its shareholder servicing fee for the Fund.

The Fund has  entered  into a Transfer  Agency and  Dividend  Disbursing  Agency
Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the six months ended April 30, 2000, the Transfer Agent voluntarily waived $41,159 of its transfer agent fee for the Fund.


--------------------------------------------------------------------------------
12



--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Each Trustee who is not an "interested person" ("independent Trustee") as defined in the Act, who serves on the Board of Trustees of one or more portfolios in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $12,000, payable quarterly;
2. a supplemental annual retainer of $5,000, if serving on the Board of Trustees/Directors of more than one company in the Fund Complex, and
3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the six months ended April 30, 2000.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than   short-term   investments,   amounted  to  $27,975,743   and   $23,214,327
respectively, for the six months ended April 30, 2000.

The cost of portfolio investments for Federal income tax purposes was $166,601,160 as of April 30, 2000. Accordingly, net unrealized appreciation for Federal income tax purposes aggregated $13,959,193, consisting of $29,159,523 gross unrealized appreciation and $15,200,330 gross unrealized depreciation.





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|    This report has been prepared for  shareholders and may be distributed    |
|    to others only if preceded or accompanied by a current prospectus.        |
--------------------------------------------------------------------------------


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